Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues - third party customers	$ 16,850,752	$ 11,697,156
Revenues – related parties	1,325,617	548,351
Total Revenues	18,176,369	12,245,507
Cost of revenues – third party customers	(10,369,603)	(7,170,811)
Cost of revenues – related parties	(728,572)	(285,258)
Total cost of revenues	(11,098,175)	(7,456,069)
Gross Profit	7,078,194	4,789,438
Operating expenses:
Selling expenses	961,478	1,000,340
General and administrative expenses	3,594,551	2,186,886
Research and development expenses	459,411	254,924
Total operating expenses	5,015,440	3,442,150
Income (loss) from operations	2,062,754	1,347,288
Other expenses:
Interest expense, net	(147,356)	(111,690)
Foreign exchange transaction gain (loss)	(143,953)	(119,082)
Other income (expenses), net	40,783	22,510
Rental income from related parties, net	80,895	136,055
Gain from disposition of a subsidiary		5,104
Total other expense, net	(169,631)	(67,103)
Income before income taxes	1,893,123	1,280,185
Provision for income taxes	815,393	530,679
Net income	1,077,730	749,506
Less: net loss attributable to noncontrolling interest	(120,902)	(89,742)
Net income attributable to Dogness (International) Corporation	1,198,632	839,248
Other comprehensive income:
Foreign currency translation gain	1,089,598	4,171,436
Comprehensive income	2,167,328	4,920,942
Less: comprehensive loss attributable to noncontrolling interest	(115,174)	(39,791)
Comprehensive income attributable to Dogness (International) Corporation	$ 2,282,502	$ 4,960,733
Earnings Per share
Basic	$ 0.04	$ 0.03
Diluted	$ 0.04	$ 0.03
Weighted Average Shares Outstanding
Basic	31,853,431	25,913,631
Diluted	32,252,895	25,931,146